Financial Risk Management and Financial Instruments - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 107,561	€ 115,280
Current financial marketable securities	235,797	134,278
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	343,358	249,558
Financial assets at amortised cost, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	343,358	249,558
Non-current financial marketable securities	107,561	115,280
Current financial marketable securities	235,797	134,278
Financial assets at amortised cost, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		46,243
Financial assets at amortised cost, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	95,408	62,088
Financial assets at amortised cost, class [member] | Commercial papers [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	2,207	10,583
Financial assets at amortised cost, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	226,771	121,282
Financial assets at amortised cost, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	18,972	9,362
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	342,731	249,530
Financial assets at fair value, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	342,731	249,530
Non-current financial marketable securities	107,175	115,277
Current financial marketable securities	235,556	134,253
Financial assets at fair value, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		46,245
Financial assets at fair value, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	95,211	62,101
Financial assets at fair value, class [member] | Commercial papers [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	2,207	10,581
Financial assets at fair value, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	226,379	121,234
Financial assets at fair value, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 18,934	€ 9,369